DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES	9 Months Ended
Sep. 30, 2021
Receivables [Abstract]
DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES

NOTE – 4 DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES

Deposits, prepayments and other receivables consisted of the following:

	March 31, 2022	December 31, 2021
		(Audited)

Prepayments for business project	$138,027	$138,615
Prepayments for vending machine	517,220	519,422
Prepayments	166,022	166,728
Rental deposit	3,193	3,206
	$824,462	$827,971

Prepayment for business project represents the security deposit to the project under the collaboration agreement, which is unsecured and non-refundable. The prepayment will be charged to the project cost upon the commencement of its project in the next six months.

Prepayment for vending machine represents the deposit for purchase of vending machines. The prepayment will be charged to the project cost upon the use of the machine in the next twelve month.